N-6	Jul. 29, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective COLI VUL
Entity Central Index Key	0001821985
Entity Investment Company Type	N-6
Document Period End Date	Jul. 29, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser and were revised as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	19.56%	9.15%	5.93%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Putnam Investments Limited; Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	28.83%	12.56%	8.72%

Prospectuses Available [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser and were revised as follows:

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	19.56%	9.15%	5.93%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Putnam Investments Limited; Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	28.83%	12.56%	8.72%

Putnam VT Focused International Equity Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.56%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Putnam VT International Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Putnam VT Large Cap Growth Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	44.89%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Putnam VT Large Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Putnam VT Research Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Research Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	29.16%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Putnam VT Small Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	24.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Putnam VT Sustainable Future Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited(1); Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	8.72%